Restructuring, acquisition and related integration costs (Details) - CAD ($)	12 Months Ended		18 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2024
Analysis of income and expense [abstract]
Restructuring	$ 196,796,000	$ 0
Cost optimization program	0	91,063,000	$ 100,027,000
Acquisition and related integration costs	88,235,000	5,866,000
Restructuring, acquisition and related integration costs	$ 285,031,000	$ 96,929,000